Consolidated Statements of Cash Flows (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2013 Itajai FPSO Joint Venture [Member]
Net of cash acquired on purchase of equity investment	$ 1.3